Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes

13. Income Taxes

As explained previously in these consolidated financial statements, the Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.

i)	Consolidated income tax matters

The composition of income tax expense for the years ended December 31, 2016, 2017 and 2018 is as follows:

	2016		2017		2018
In Mexico:
Current year income tax	Ps.	14,316,005	Ps.	16,568,274	Ps.	28,572,414
Deferred income tax		(12,086,232)		2,582,287		(2,688,727)
Foreign:
Current year income tax		15,367,903		13,524,729		19,898,728
Deferred income tax		(6,198,820)		(7,733,779)		694,664

	Ps.	11,398,856	Ps.	24,941,511	Ps.	46,477,079

Deferred tax related to items recognized in OCI during the year:

	For the years ended December 31,
	2016		2017		2018
Remeasurement of defined benefit plans	Ps.	(7,734,732)	Ps.	3,032,403	Ps.	408,735
Effect of financial instruments acquired for hedging purposes		(21,046)		(5,337)
Equity investments at fair value		2,858,452		(266,753)		1,613,667
Other		136,879		—		(8,922)

Deferred tax benefit (expense) recognized in OCI	Ps.	(4,760,447)	Ps.	2,760,313	Ps.	2,013,480

A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2016		2017		2018
Statutory income tax rate in Mexico	30.0%		30.0%		30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	15.9%		17.8%		7.3%
Derivatives	8.0%		1.0%		0.4%
Employee benefits	4.4%		2.2%		1.3%
Other	9.8%		2.6%		6.3%

Effective tax rate on Mexican operations	68.1%		53.6%		45.3%
Use of unrecognized tax credits in Brazil	(0.6%	)	(0.4%	)	—
Equity interest in net loss of associated companies	(0.2%	)	—		—
Dividends received from associates	(7.9%	)	(1.2%	)	(0.8%	)
Foreign subsidiaries and other non-deductible items, net	(10.8%	)	(8.3%	)	1.5%

Effective tax rate	48.6%		43.7%		46.0%

An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statements of financial position		Consolidated statements of comprehensive income
	2017	2018	2016	2017	2018
Provisions	Ps.26,268,666	Ps.20,781,421	Ps.1,622,132	Ps.1,579,604	Ps.1,841,705
Deferred revenues	7,461,802	6,866,120	(12,128)	(965,010)	3,632,051
Tax losses carry forward	38,332,408	27,881,491	12,706,245	(323,506)	(5,833,660)
Property, plant and equipment (1)	(9,929,129)	(11,756,590)	2,445,783	1,974,753	453,493
Inventories	2,003,049	2,106,976	(229,571)	519,046	81,270
Licenses and rights of use (1)	(2,455,877)	(3,896,788)	54,182	348,201	961,402
Employee benefits	33,253,071	33,673,874	3,616,952	1,225,310	1,128,209
Other	9,639,995	10,956,823	(1,918,543)	793,094	(270,407)

Net deferred tax assets	Ps.104,573,985	Ps.86,613,327

Deferred tax expense in net profit for the year			Ps.18,285,052	Ps.5,151,492	Ps.1,994,063

(1)	As of December 31, 2018, the balance included the effects of hyperinflation.

Reconciliation of deferred tax assets and liabilities, net:

	2016		2017		2018
Opening balance as of January 1,	Ps.	69,817,147	Ps.	98,589,818	Ps.	104,573,985
Deferred tax benefit		18,285,052		5,151,492		1,994,063
Translation effect		15,273,228		(1,687,276)		(8,854,010)
Deferred tax benefit (expense) recognized in OCI		(4,760,447)		2,760,313		2,013,480
Deferred taxes acquired in business combinations		(25,162)		(240,362)		(25,827)
Hyperinflationary effect in Argentina		—		—		(4,907,151)
Effect of adoption of IFRS 9 (Note 2ai)		—		—		544,628
Effect of adoption of IFRS 15 (Note 2ai)		—		—		(8,725,841)

Closing balance as of December 31,	Ps.	98,589,818	Ps.	104,573,985	Ps.	86,613,327

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	112,651,699	Ps.	116,571,349	Ps.	111,186,768
Deferred income tax liabilities		(14,061,881)		(11,997,364)		(24,573,441)

	Ps.	98,589,818	Ps.	104,573,985	Ps.	86,613,327

The deferred tax assets are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.

The Company does not recognize a deferred tax liability related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits when it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico.

At December 31, 2017 and 2018, the balance of the contributed capital account (“CUCA”) is Ps. 510,832,194 and Ps. 536,278,717, respectively. On January 1, 2014, the Cuenta de Utilidad Fiscal Neta (“CUFIN”) is computed on an América Móvil’s stand-alone basis. The balance of the América Móvil’s stand-alone basis CUFIN amounted to Ps. 225,105,342 and Ps. 276,185,284 as of December 31, 2017 and 2018, respectively.

Corporate tax rate

The income tax rate applicable in Mexico from 2016 through 2018 was 30%.

ii)	Significant foreign income tax matters

a)	Results of operations

The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.

The combined income before taxes and the combined provision for taxes of such subsidiaries in 2016, 2017 and 2018 are as follows:

	2016		2017		2018
Combined income before taxes	Ps.	45,697,258	Ps.	38,286,046	Ps.	66,314,883
Combined tax provision differences not deducible-not cumulative in the foreign subsidiaries	Ps.	9,169,083	Ps.	5,790,950	Ps.	20,593,392

The effective income tax rate for the Company’s foreign jurisdictions was 20% in 2016, 15% in 2017 and 31% in 2018 as shown in the table above. The statutory tax rates in these jurisdictions vary, although many approximate 21% to 40%. The primary difference between the statutory rates and the effective rates in 2016, 2017 and 2018 was attributable to dividends received from KPN and other non-deductible items and non-taxable income.

iii)	Tax losses

a) At December 31, 2018, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Balance of available tax loss carryforwards at December 31, 2018	Tax loss carryforward benefit
Brazil	Ps. 59,695,441	Ps. 20,296,450
Austria	20,128,833	5,032,208
Mexico	6,043,603	1,813,081
Colombia	2,239,486	739,030
Nicaragua	2,403	722

Total	Ps. 88,109,766	Ps. 27,881,491

b) The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:

bi) The Company has accumulated Ps. 59,695,441 in net operating loss carryforwards (NOL’s) in Brazil as of December 31, 2018. In Brazil there is no expiration of the NOL’s. However, the NOL´s amount used against taxable income in each year may not exceed 30% of the taxable income for such year. Consequently, in the year in which taxable income is generated, the effective tax rate is 25% rather than the 34% corporate tax rate.

The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate future taxable income related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire. Positive evidence includes the Company’s recent restructure in 2017 of its operations in Brazil, resulting in an organizational structure that is anticipated to be more efficient and profitable and generated taxable income in 2018.

bii) The Company has accumulated Ps. 20,128,833 in NOL’s in Austria as of December 31, 2018. In Austria, the NOL´s have no expiration, but its annual usage is limited to 75% of the taxable income of the year. The realization of deferred tax assets is dependent upon the expected generation of future taxable income during the periods in which these temporary differences become deductible.

biii) The Company has accumulated $ 6,043,603 of tax losses in Mexico. The Mexican Tax Law establishes an optional regime for group companies called: Of the Optional Regime for Groups of Companies. For these purposes, the integrating (controlling) company must own more than 80% of the shares with voting rights of the integrated (controlled) companies. In general terms, the Integration regime allows to differ, for each of the companies that make up the group, and for up to three years, or sooner if certain assumptions are made, the whole of the ISR that results from considering the determination of the individual ISR to its charge is the effect derived from recognizing, indirectly, the tax losses incurred by the companies in the group for the year in question.

The company estimates that there is positive evidence that allows it to use these losses, these should be reduced to the extent that it is considered likely that there will be sufficient taxable profits to allow them to recover in full or in part, the losses will only be compensated when there is a right legally required and are approved by the tax authorities in Mexico.